Loss per share - Schedule of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	2,006,414	1,062,984	956,326
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	2,006,414	1,062,984	956,326